Taxes on Income (Details Textual) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 31, 2016	Jan. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes on Income (Textual)
Israeli corporate tax rates			23.00%	24.00%	25.00%
Corporate tax rates, description	Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.	(Reduction of Corporate Tax Rate), 2016 was approved, which includes a reduction of the corporate tax rate from 26.5% to 25%, effective from January 1, 2016.
Operating loss carryforward	$ 2,636		$ 18,711	$ 8,838	$ 2,636